Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	At The Market Offering	Public Offering	Common stock	Common stock At The Market Offering	Common stock Public Offering	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance (in shares) at Dec. 31, 2020				144,069,972
Balance at Dec. 31, 2020	$ 104,059			$ 1,115,092			$ 7,671	$ 11,516	$ (1,005,679)	$ (24,541)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)				327,774
Issuance of common shares on exercise of share units	0			$ 1,001			(1,001)
Issuance of common shares on conversions of convertible debt (in shares)				3,651,867
Issuance of common shares on conversions of convertible debt	5,186			$ 5,186
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)					1,819,712	20,930,000
Issuance of common shares on at-the-market public offering, net of costs incurred		$ 12,806	$ 107,921		$ 12,806	$ 107,921
Stock-based compensation	1,742						1,742
Net income (loss) for the year	13,658								13,658
Other comprehensive income (loss)	$ (8,953)									(8,953)
Balance (in shares) at Dec. 31, 2021	170,799,325			170,799,325
Balance at Dec. 31, 2021	$ 236,419			$ 1,242,006			8,412	11,516	(992,021)	(33,494)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)				503,840
Issuance of common shares on exercise of share units	0			$ 1,266			(1,266)
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)						20,930,000
Issuance of common shares on at-the-market public offering, net of costs incurred						$ 107,921
Stock-based compensation	2,066						2,066
Net income (loss) for the year	(32,695)								(32,695)
Other comprehensive income (loss)	$ (1,824)									(1,824)
Balance (in shares) at Dec. 31, 2022	171,303,165			171,303,165
Balance at Dec. 31, 2022	$ 203,966			$ 1,243,272			$ 9,212	$ 11,516	$ (1,024,716)	$ (35,318)